Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000100297
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Class A Shares
Trading Symbol	FRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% S&P UBS (formerly Credit Suisse) Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s Project and Trade Finance holdings were the best performing asset class within the overall portfolio and created the strongest contributor to relative performance.

  The Fund’s investment grade holdings significantly outperformed their Blended Index component, so despite being underweight versus the Blended Index, they created meaningful outperformance.

  The Fund’s overweight allocation to bank loans was also a contributor to relative performance as bank loan spreads tightened considerably during the reporting period.

Top Detractors from Performance

  Security selection in the bank loan portion of the Fund was the top detractor from relative performance. Specific issuers held that negatively impacted performance included: Resource Label Group, Mitel/MLN US Holdco, Foundation Building Materials, American Bath Group/CP Atlas Buyer and Internet Brands/MH Sub I LLC.

  The Fund’s bias to higher quality bank loans was also a detractor from performance as lower quality loans outperformed over the reporting period.

  The Fund’s cash holdings were a slight detractor from performance because cash was the lowest yielding of all of the Fund’s investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	ICE BofA 3-Month US Treasury Bill Index	Blended Index
3/31/2015	$9,900	$10,000	$10,000	$10,000
3/31/2016	$9,934	$10,196	$10,012	$9,956
3/31/2017	$10,636	$10,241	$10,048	$10,506
3/31/2018	$10,956	$10,364	$10,160	$10,813
3/31/2019	$11,239	$10,829	$10,375	$11,128
3/31/2020	$10,301	$11,796	$10,609	$10,714
3/31/2021	$11,744	$11,880	$10,622	$11,904
3/31/2022	$11,922	$11,386	$10,628	$12,081
3/31/2023	$11,744	$10,842	$10,895	$12,312
3/31/2024	$12,764	$11,026	$11,466	$13,403
3/31/2025	$13,469	$11,564	$12,036	$14,223

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Material Change Description [Text Block]	May 29, 2025
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 411,118,360
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,029,134
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$411,118,360 Number of Investments52 Portfolio Turnover13% Total Advisory Fees Paid$2,029,134
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Adjustable Rate Mortgages	0.0%Footnote Reference*
Common Stocks	0.1%
U.S. Treasury Securities	0.6%
Asset-Backed Securities	0.8%
Corporate Bonds	4.4%
Cash Equivalents	5.1%
Exchange-Traded Fund	6.0%
Trade Finance Agreements	9.9%
Collaterized Mortgage Obligations	15.9%
Floating Rate Loans	60.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective May 29, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective May 29, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

C000093604
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Institutional Shares
Trading Symbol	FFRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% S&P UBS (formerly Credit Suisse) Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s Project and Trade Finance holdings were the best performing asset class within the overall portfolio and created the strongest contributor to relative performance.

  The Fund’s investment grade holdings significantly outperformed their Blended Index component, so despite being underweight versus the Blended Index, they created meaningful outperformance.

  The Fund’s overweight allocation to bank loans was also a contributor to relative performance as bank loan spreads tightened considerably during the reporting period.

Top Detractors from Performance

  Security selection in the bank loan portion of the Fund was the top detractor from relative performance. Specific issuers held that negatively impacted performance included: Resource Label Group, Mitel/MLN US Holdco, Foundation Building Materials, American Bath Group/CP Atlas Buyer and Internet Brands/MH Sub I LLC.

  The Fund’s bias to higher quality bank loans was also a detractor from performance as lower quality loans outperformed over the reporting period.

  The Fund’s cash holdings were a slight detractor from performance because cash was the lowest yielding of all of the Fund’s investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-Month US Treasury Bill Index	Blended Index
3/31/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$10,069	$10,196	$10,012	$9,956
3/31/2017	$10,819	$10,241	$10,048	$10,506
3/31/2018	$11,183	$10,364	$10,160	$10,813
3/31/2019	$11,512	$10,829	$10,375	$11,128
3/31/2020	$10,585	$11,796	$10,609	$10,714
3/31/2021	$12,097	$11,880	$10,622	$11,904
3/31/2022	$12,311	$11,386	$10,628	$12,081
3/31/2023	$12,144	$10,842	$10,895	$12,312
3/31/2024	$13,231	$11,026	$11,466	$13,403
3/31/2025	$14,013	$11,564	$12,036	$14,223

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Material Change Description [Text Block]	May 29, 2025
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 411,118,360
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,029,134
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$411,118,360 Number of Investments52 Portfolio Turnover13% Total Advisory Fees Paid$2,029,134
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Adjustable Rate Mortgages	0.0%Footnote Reference*
Common Stocks	0.1%
U.S. Treasury Securities	0.6%
Asset-Backed Securities	0.8%
Corporate Bonds	4.4%
Cash Equivalents	5.1%
Exchange-Traded Fund	6.0%
Trade Finance Agreements	9.9%
Collaterized Mortgage Obligations	15.9%
Floating Rate Loans	60.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective May 29, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective May 29, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

C000176299
Shareholder Report [Line Items]
Fund Name	Federated Hermes Floating Rate Strategic Income Fund
Class Name	Class R6 Shares
Trading Symbol	FFRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Floating Rate Strategic Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a blended index comprised of 55% S&P UBS (formerly Credit Suisse) Leveraged Loan Index; 30% ICE BofA 1-Year US Treasury Note Index; 15% ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income and low interest rate volatility by investing primarily in a strategic mix of floating-rate fixed-income investments: domestic investment-grade, domestic noninvestment-grade and foreign fixed-income.

Top Contributors to Performance

  The Fund’s Project and Trade Finance holdings were the best performing asset class within the overall portfolio and created the strongest contributor to relative performance.

  The Fund’s investment grade holdings significantly outperformed their Blended Index component, so despite being underweight versus the Blended Index, they created meaningful outperformance.

  The Fund’s overweight allocation to bank loans was also a contributor to relative performance as bank loan spreads tightened considerably during the reporting period.

Top Detractors from Performance

  Security selection in the bank loan portion of the Fund was the top detractor from relative performance. Specific issuers held that negatively impacted performance included: Resource Label Group, Mitel/MLN US Holdco, Foundation Building Materials, American Bath Group/CP Atlas Buyer and Internet Brands/MH Sub I LLC.

  The Fund’s bias to higher quality bank loans was also a detractor from performance as lower quality loans outperformed over the reporting period.

  The Fund’s cash holdings were a slight detractor from performance because cash was the lowest yielding of all of the Fund’s investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	ICE BofA 3-Month US Treasury Bill Index	Blended Index
3/31/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$10,060	$10,196	$10,012	$9,956
3/31/2017	$10,802	$10,241	$10,048	$10,506
3/31/2018	$11,167	$10,364	$10,160	$10,813
3/31/2019	$11,485	$10,829	$10,375	$11,128
3/31/2020	$10,559	$11,796	$10,609	$10,714
3/31/2021	$12,071	$11,880	$10,622	$11,904
3/31/2022	$12,298	$11,386	$10,628	$12,081
3/31/2023	$12,133	$10,842	$10,895	$12,312
3/31/2024	$13,220	$11,026	$11,466	$13,403
3/31/2025	$13,986	$11,564	$12,036	$14,223

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Material Change Description [Text Block]	May 29, 2025
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 411,118,360
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,029,134
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$411,118,360 Number of Investments52 Portfolio Turnover13% Total Advisory Fees Paid$2,029,134
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Adjustable Rate Mortgages	0.0%Footnote Reference*
Common Stocks	0.1%
U.S. Treasury Securities	0.6%
Asset-Backed Securities	0.8%
Corporate Bonds	4.4%
Cash Equivalents	5.1%
Exchange-Traded Fund	6.0%
Trade Finance Agreements	9.9%
Collaterized Mortgage Obligations	15.9%
Floating Rate Loans	60.0%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective May 29, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective May 29, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

C000024652
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Class A Shares
Trading Symbol	FUSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Interest rate strategy proved beneficial as Fund effective duration exceeded that of the Index, aiding Fund performance as market yields declined.

  Sector allocation made a small, positive contribution attributed to non-government residential mortgage-backed securities and commercial mortgage securities.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no factors that materially detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2015	$9,549	$10,000	$10,000
3/31/2016	$9,674	$10,196	$10,243
3/31/2017	$9,671	$10,241	$10,261
3/31/2018	$9,686	$10,364	$10,341
3/31/2019	$10,023	$10,829	$10,798
3/31/2020	$10,610	$11,796	$11,557
3/31/2021	$10,630	$11,880	$11,547
3/31/2022	$10,009	$11,386	$10,979
3/31/2023	$9,465	$10,842	$10,447
3/31/2024	$9,535	$11,026	$10,592
3/31/2025	$9,979	$11,564	$11,163

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 92,160,615
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 136,341
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$92,160,615 Number of Investments147 Portfolio Turnover76% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)10% Total Advisory Fees Paid$136,341
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	1.0%
Collateralized Mortgage Obligations	3.0%
Asset-Backed Securities	3.1%
Cash Equivalents	7.0%
U.S Government Agency Mortgage-Backed Securities	94.5%

Material Fund Change [Text Block]
C000024654
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Class C Shares
Trading Symbol	FUSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$174	1.71%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Interest rate strategy proved beneficial as Fund effective duration exceeded that of the Index, aiding Fund performance as market yields declined.

  Sector allocation made a small, positive contribution attributed to non-government residential mortgage-backed securities and commercial mortgage securities.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no factors that materially detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2015	$10,000	$10,000	$10,000
3/31/2016	$10,053	$10,196	$10,243
3/31/2017	$9,975	$10,241	$10,261
3/31/2018	$9,914	$10,364	$10,341
3/31/2019	$10,181	$10,829	$10,798
3/31/2020	$10,696	$11,796	$11,557
3/31/2021	$10,635	$11,880	$11,547
3/31/2022	$9,953	$11,386	$10,979
3/31/2023	$9,327	$10,842	$10,447
3/31/2024	$9,397	$11,026	$10,592
3/31/2025	$9,834	$11,564	$11,163

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 92,160,615
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 136,341
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$92,160,615 Number of Investments147 Portfolio Turnover76% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)10% Total Advisory Fees Paid$136,341
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	1.0%
Collateralized Mortgage Obligations	3.0%
Asset-Backed Securities	3.1%
Cash Equivalents	7.0%
U.S Government Agency Mortgage-Backed Securities	94.5%

Material Fund Change [Text Block]
C000219628
Shareholder Report [Line Items]
Fund Name	Federated Hermes Fund for U.S. Government Securities
Class Name	Institutional Shares
Trading Symbol	FCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities of investment-grade quality.

Top Contributors to Performance

  Interest rate strategy proved beneficial as Fund effective duration exceeded that of the Index, aiding Fund performance as market yields declined.

  Sector allocation made a small, positive contribution attributed to non-government residential mortgage-backed securities and commercial mortgage securities.

  The Fund used derivatives as a tool to assist in managing interest rate strategy. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no factors that materially detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
3/31/2015	$10,000	$10,000	$10,000
3/31/2016	$10,130	$10,196	$10,243
3/31/2017	$10,127	$10,241	$10,261
3/31/2018	$10,143	$10,364	$10,341
3/31/2019	$10,496	$10,829	$10,798
3/31/2020	$11,111	$11,796	$11,557
3/31/2021	$11,137	$11,880	$11,547
3/31/2022	$10,518	$11,386	$10,979
3/31/2023	$9,971	$10,842	$10,447
3/31/2024	$10,070	$11,026	$10,592
3/31/2025	$10,565	$11,564	$11,163

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 92,160,615
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 136,341
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$92,160,615 Number of Investments147 Portfolio Turnover76% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)10% Total Advisory Fees Paid$136,341
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	1.0%
Collateralized Mortgage Obligations	3.0%
Asset-Backed Securities	3.1%
Cash Equivalents	7.0%
U.S Government Agency Mortgage-Backed Securities	94.5%

Material Fund Change [Text Block]